MERRILL LYNCH
HEALTHCARE
FUND, INC.




FUND LOGO




Quarterly Report

January 31, 1998



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Company unless accompanied or preceded by the Company's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.







Merrill Lynch
Healthcare Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper

MERRILL LYNCH HEALTH CARE FUND, INC.



Officers and
Directors


Arthur Zeikel, President and Director
Donald Cecil, Director
Edward H. Meyer, Director
Charles C. Reilly, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Philip L. Kirstein, Senior Vice President
Jordan C. Schreiber, Senior Vice President and
   Portfolio Manager
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Philip M. Mandel, Secretary

Custodian
The Chase Manhattan Bank
Global Securities Services
4 Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863



Merrill Lynch Healthcare Fund, Inc., January 31, 1998


DEAR SHAREHOLDER


For the three-month period ended January 31, 1998, Merrill Lynch Healthcare Fund, Inc.'s Class A, Class B, Class C and Class D Shares had total investment returns of +4.44%, +3.99%, +3.95% and +4.24%, respectively. (Fund performance does not reflect sales charges, and would be lower if sales charges were included. Complete performance information, including average annual total returns, can be found on pages 3--7 of this report to shareholders.)

Investment Environment
Volatility continued to highlight stock and bond markets worldwide during the quarter ended January 31, 1998. Following a series of currency devaluations, many emerging Asian economies are facing the challenges of higher interest rates, slowing economic growth and declining corporate earnings. Although the announcement of International Monetary Fund (IMF) loan packages to Thailand, Indonesia and South Korea initially reassured investors, the stringent terms of the loans and their potential negative impact on these already beleaguered economies are now being called into question. In Japan, the failure of several major financial institutions has underscored persistent economic problems.

As developments in Asia continue to unfold, US equity investors are trying to gauge the impact of poorer Asian economic prospects on future US economic growth. Although there have been periods of rising share prices, investor confidence has not been definitively restored. Investor interest has largely focused on areas that are perceived as safe havens in uncertain times, such as the healthcare sector.

Portfolio Matters
Our focus on large-capitalization US pharmaceutical and hospital supply stocks benefited Fund performance in the January quarter. In contrast to concerns over future earnings growth for US corporations in general, earnings in the healthcare sector continue to grow and, in some cases, are exceeding expectations.

The Food & Drug Administration (FDA) continues to expedite the new drug approval process. This has enabled US pharmaceutical companies to minimize their development costs and realize revenues from new products more quickly. With the favorable regulatory climate, earnings growth is especially robust for companies with new products. For example, during the January quarter, Fund holding Merck & Co., Inc. received FDA approval for Propecia, a prescription hair growth drug. Bristol-Myers Squibb Company, another Fund holding, received the go-ahead for Avapro, which controls high blood pressure. Finally, Eli Lilly and Company (also owned by the Fund) received approval to market Evista, a drug for menopausal women that combats osteoporosis while lowering the cancer risk posed by estrogens.

For those companies with less-significant drug discovery and development activity, mergers or acquisitions provide the means to sustain earnings growth through cost-cutting and greater economies of scale. The trend of pharmaceutical industry consolidation resurfaced in January and continued into early February. First, American Home Products Corporation announced that it had entered into merger discussions with SmithKline Beecham PLC. Subsequently, Glaxo Wellcome PLC and SmithKline Beecham PLC announced that they would merge. This tentative agreement was later rescinded because of disagreement over management alignment. The possibility of other mergers and acquisitions among pharmaceutical companies further advanced share prices of a number of companies during the January quarter.

In addition to large-capitalization healthcare companies, the Fund also has holdings in an array of mid- and small-capitalization biotechnology, medical device, and healthcare specialty companies. Within this area, we are focusing on companies with new products to treat life-threatening conditions, such as cancer. Significant holdings included Coulter Pharmaceuticals, Inc., a late-stage biotechnology company that has discovered and is developing a novel cancer treatment based on the linkage of monoclonal antibodies to radioactive isotopes. Early clinical trials have indicated highly impressive tumor reduction response rates in the treatment of a form of lymphoma. At the same time, the treatment presents a quality-of-life advantage over chemotherapy. Emisphere Technologies Inc., another small company Fund holding, has developed the oral delivery of Heparin, an anticoagulant prescribed for a number of cardiovascular conditions. The company is also developing oral delivery forms of other drugs that are presently injectable. These scientific discoveries have led to product development license arrangements with Eli Lilly and Company, Novartis AG and Elan Corporation PLC, all of which are Fund investments.

In Conclusion
We view the scientific developments of companies in which we invest as more durable than the current economic and political turbulence that is evident worldwide. As the developed world's population ages, demographic patterns should increase demand for healthcare, especially for the advances in treatment for degenerative or life-threatening diseases such as we have discussed in this letter to shareholders. This evolving trend supports our belief in the long-term investment potential of the healthcare sector.

We thank you for your continued investment in Merrill Lynch
Healthcare Fund, Inc., and we look forward to reviewing our outlook and strategy with you in our upcoming annual report to shareholders.

Sincerely,




(Arthur Zeikel)
Arthur Zeikel
President




(Jordan C. Schreiber)
Jordan C. Schreiber
Senior Vice President and
Portfolio Manager

February 26, 1998





PERFORMANCE DATA


About Fund
Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables as well as the total returns and cumulative total returns in the "Performance Summary" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Merrill Lynch Healthcare Fund, Inc., January 31, 1998

Recent
Performance
Results*

                                                                                    12 Month     3 Month
                                                  1/31/98    10/31/97   1/31/97     % Change     % Change
ML Healthcare Fund Class A Shares                  $5.23      $5.66      $5.15      +14.06%(1)    -0.61%(2)
ML Healthcare Fund Class B Shares                   4.40       4.85       4.50      +12.03(1)     -1.15(2)
ML Healthcare Fund Class C Shares                   4.41       4.86       4.50      +12.26(1)     -1.15(2)
ML Healthcare Fund Class D Shares                   5.03       5.47       5.00      +13.48(1)     -0.82(2)
ML Healthcare Fund Class A Shares--Total Return                                     +26.51(3)     +4.44(4)
ML Healthcare Fund Class B Shares--Total Return                                     +24.95(5)     +3.99(6)
ML Healthcare Fund Class C Shares--Total Return                                     +25.03(7)     +3.95(8)
ML Healthcare Fund Class D Shares--Total Return                                     +26.00(9)     +4.24(10)

   *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
 (1)Percent change includes reinvestment of $0.618 per share capital gains distributions.
 (2)Percent change includes reinvestment of $0.376 per share capital gains distributions.
 (3)Percent change includes reinvestment of $0.589 per share ordinary income dividends and $0.618 per share capital gains distributions.
 (4)Percent change includes reinvestment of $0.273 per share ordinary income dividends and $0.376 per share capital gains distributions.
 (5)Percent change includes reinvestment of $0.536 per share ordinary income dividends and $0.618 per share capital gains distributions.
 (6)Percent change includes reinvestment of $0.238 per share ordinary income dividends and $0.376 per share capital gains distributions.
 (7)Percent change includes reinvestment of $0.529 per share ordinary income dividends and $0.618 per share capital gains distributions.
 (8)Percent change includes reinvestment of $0.237 per share ordinary income dividends and $0.376 per share capital gains distributions.
 (9)Percent change includes reinvestment of $0.575 per share ordinary income dividends and $0.618 per share capital gains distributions.
(10)Percent change includes reinvestment of $0.263 per share ordinary income dividends and $0.376 per share capital gains distributions.

Performance
Summary--
Class A Shares+++

                                Net Asset Value        Capital Gains         Dividends
Period Covered                Beginning    Ending       Distributed            Paid*            % Change**
4/1/83--12/31/83                $ 9.15    $ 9.56             --               $0.120             + 5.85%
1984                              9.56      8.83          $ 0.040              0.090             - 6.34
1985                              8.83     10.65             --                0.120             +22.16
1986                             10.65     11.94            0.530              0.100             +17.86
1987                             11.94      9.90            3.347              0.015             +10.24
1988                              9.90      9.56            0.825              0.145             + 6.39
1989                              9.56      9.09            1.422              0.068             +11.46
1990                              9.09      7.29            0.832              0.489             - 6.19
1991                              7.29      9.18             --                1.320             +45.71
1992                              9.18      4.03            4.123++            1.028             + 6.92
1993                              4.03      3.91             --                0.013             - 2.63
1994                              3.91      3.46            0.266               --               - 4.30
1995                              3.46      4.98            0.097              0.099             +49.85
1996                              4.98      4.92            0.300              0.340             +11.91
1997                              4.92      5.11            0.618              0.589             +29.39
1/1/98--1/31/98                   5.11      5.23             --                 --               + 2.35
                                                          -------             ------
                                                    Total $12.400       Total $4.536

                                                         Cumulative total return as of 1/31/98: +464.36%**

 *Figures may include short-term capital gains distributions.
**Figures do not include sales charge; results would be lower if sales charge was included.
++Figure includes a $0.879 and $3.089 return of capital on 4/22/92 and 4/27/92, respectively.

Performance
Summary--
Class B Shares+++

                                Net Asset Value        Capital Gains         Dividends
Period Covered                Beginning    Ending       Distributed            Paid*            % Change**
10/21/88--12/31/88              $10.24     $9.55           $0.825             $0.089             + 2.22%
1989                              9.55      9.07            1.422              0.006             +10.70
1990                              9.07      7.19            0.832              0.455             - 7.42
1991                              7.19      8.96             --                1.291             +44.21
1992                              8.96      3.72            4.123++            1.028             + 5.46
1993                              3.72      3.59             --                 --               - 3.49
1994                              3.59      3.13            0.266               --               - 4.99
1995                              3.13      4.43            0.097              0.099             +48.09
1996                              4.43      4.30            0.300              0.291             +10.69
1997                              4.30      4.31            0.618              0.536             +28.09
1/1/98--1/31/98                   4.31      4.40             --                 --               + 2.09
                                                           ------             ------
                                                     Total $8.483       Total $3.795

                                                         Cumulative total return as of 1/31/98: +213.11%**

 *Figures may include short-term capital gains distributions.
**Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.
++Figure includes a $0.879 and $3.089 return of capital on 4/22/92 and 4/27/92, respectively.


Performance
Summary--
Class C Shares

                                Net Asset Value        Capital Gains         Dividends
Period Covered                Beginning    Ending       Distributed            Paid*            % Change**
10/21/94--12/31/94               $3.27     $3.13             --                 --                -4.28%
1995                              3.13      4.43           $0.097             $0.099             +48.09
1996                              4.43      4.30            0.300              0.294             +10.76
1997                              4.30      4.31            0.618              0.529             +27.88
1/1/98--1/31/98                   4.31      4.41             --                 --               + 2.32
                                                           ------             ------
                                                     Total $1.015       Total $0.922

                                                         Cumulative total return as of 1/31/98: +105.42%**

  *Figures may include short-term capital gains distributions.
 **Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.

+++See Important Note on page 6.

Merrill Lynch Healthcare Fund, Inc., January 31, 1998


PERFORMANCE DATA (concluded)


Performance
Summary--
Class D Shares

                                Net Asset Value        Capital Gains         Dividends
Period Covered                Beginning    Ending       Distributed            Paid*            % Change**
10/21/94--12/31/94               $3.61     $3.39             --                 --               - 6.09%
1995                              3.39      4.85           $0.097             $0.099             +49.12
1996                              4.85      4.78            0.300              0.327             +11.78
1997                              4.78      4.91            0.618              0.575             +28.65
1/1/98--1/31/98                   4.91      5.03             --                 --               + 2.44
                                                           ------             ------
                                                     Total $1.015       Total $1.001

                                                         Cumulative total return as of 1/31/98: +106.31%**

 *Figures may include short-term capital gains distributions.
**Figures do not include sales charge; results would be lower if sales charge was included.



Average Annual
Total Return+++


                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

Year Ended 12/31/97                       +29.39%        +22.59%
Five Years Ended 12/31/97                 +15.12         +13.89
2/01/90++ through 12/31/97                +14.57         +13.79
Ten Years Ended 12/31/97                  +13.36         +12.75

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.
++On February 1, 1990, Merrill Lynch Asset Management, L.P. became the sole investment adviser.

                                        % Return        % Return
Class B Shares*                        Without CDSC    With CDSC**

Year Ended 12/31/97                       +28.09%        +24.10%
Five Years Ended 12/31/97                 +14.00         +14.00
2/01/90++ through 12/31/97                +13.39         +13.39
Inception (10/21/88) through 12/31/97     +12.96         +12.96

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge. ++On February 1, 1990, Merrill Lynch Asset Management, L.P. became the soleinvestment adviser.


                                        % Return        % Return
Class C Shares*                        Without CDSC    With CDSC**

Year Ended 12/31/97                       +27.88%        +26.88%
Inception (10/21/94) through 12/31/97     +24.38         +24.38

[FN]
 *Maximum contingent sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
Class D Shares*                        Sales Charge   Sales Charge**

Year Ended 12/31/97                       +28.65%        +21.90%
Inception (10/21/94) through 12/31/97     +24.50         +22.42

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


+++Important Note:
   Prior to April 27, 1992, Merrill Lynch Healthcare Fund, Inc. was known as Sci/Tech Holdings, Inc. and contained, in addition to a healthcare portfolio, a portfolio of technology securities. The data on pages 4--6 include the performance of the technology portfolio which is no longer part of the Fund. Set forth below are performance data which, for the period before April 27, 1992, include only the performance of the healthcare portfolio and a pro rata allocated portion of Sci/Tech Holdings, Inc.'s cash reserves. On February 1, 1990, Merrill Lynch Asset Management, L.P. became the sole investment adviser.

Performance
Results*
                                                         2/01/90 to 1/31/98++
                                                              % Change

ML Healthcare Fund Class A Shares--Total Return               +306.29%
ML Healthcare Fund Class B Shares--Total Return               +282.42

[FN]
++Due to the inability to completely isolate the performance of Sci/Tech Holdings, Inc.'s technology portfolio from its healthcare portfolio, computations are based upon management's estimates of the healthcare portfolio.
 *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.



Average Annual
Total Return


                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

2/01/90++ through 12/31/97                +19.02%        +18.21%

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.
++Due to the inability to completely isolate the performance of Sci/Tech Holdings, Inc.'s technology portfolio from its healthcare portfolio, computations are based upon management's estimates of the healthcare portfolio.


                                        % Return        % Return
Class B Shares*                        Without CDSC    With CDSC**

2/01/90++ through 12/31/97                +18.15%        +18.15%

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge. ++Due to the inability to completely isolate the performance of
  Sci/Tech Holdings, Inc.'s technology portfolio from its healthcare portfolio, computations are based upon management's estimates of the healthcare portfolio.

SCHEDULE OF INVESTMENTS
NORTH                                 Shares                                                                       Percent of
AMERICA           Industries           Held             Investments                       Cost           Value     Net Assets
United States     Biotechnology       10,000     AXYS Pharmaceuticals, Inc. (a)       $    141,875     $     83,125      0.0%
                                      20,000     Affymetrix, Inc.                          510,000          555,000      0.2
                                     150,000     Aphton Corp.                            3,184,625        1,856,250      0.5
                                      25,000     Biochem Pharma Inc.                       565,000          509,375      0.1
                                     255,000     Coulter Pharmaceuticals, Inc.           3,092,500        5,163,750      1.5
                                     280,000     Emisphere Technologies Inc.             4,511,956        4,357,500      1.2
                                      72,400     Genentech, Inc. (c)                     4,210,719        4,706,000      1.3
                                      40,000     Gilead Sciences, Inc.                   1,585,000        1,620,000      0.5
                                      30,000     Human Genome Sciences, Inc.             1,222,500        1,136,250      0.3
                                      30,000     IDEC Pharmaceuticals Corporation          753,750        1,252,500      0.4
                                      35,000     ONYX Pharmaceuticals, Inc.                275,625          245,000      0.1
                                      60,000     Protein Design Labs, Inc.               1,890,844        2,220,000      0.6
                                      20,000     Vical, Inc.                               311,251          310,000      0.1
                                                                                      ------------     ------------    ------
                                                                                        22,255,645       24,014,750      6.8

                  Diagnostics         60,000     Acuson Corporation                      1,429,611        1,012,500      0.3
                                     100,000     Dianon Systems, Inc.                      979,182          912,500      0.3
                                      67,500     Diatide, Inc.                             573,750          641,250      0.2
                                     375,000     NeoPath, Inc.                           6,406,907        5,554,687      1.5
                                                                                      ------------     ------------    ------
                                                                                         9,389,450        8,120,937      2.3


Merrill Lynch Healthcare Fund, Inc., January 31, 1998

SCHEDULE OF INVESTMENTS (continued)
NORTH AMERICA                        Shares                                                                        Percent of
(concluded)       Industries          Held              Investments                       Cost           Value     Net Assets
United States     Health Care Cost   150,000     Allegiance Corporation               $  3,392,000     $  4,809,375      1.4%
(concluded)       Containment        216,800     AmeriSource Health Corporation
                                                 (Class A)                              10,508,673       12,276,300      3.5
                                     110,000     Bergen Brunswig Corporation             2,756,030        5,011,875      1.4
                                     180,000     Cardinal Health, Inc.                   9,980,797       13,938,750      4.0
                                      40,000     Cerner Corporation                      1,254,376          832,500      0.2
                                     100,000     Concentra Managed Care, Inc.            2,443,879        3,187,500      0.9
                                      95,000     First Health Group Corp. (b)            4,080,281        4,524,375      1.3
                                     190,000     McKesson Corporation                    7,009,797        9,096,250      2.6
                                      75,000     Medaphis Corporation                      482,500          597,656      0.2
                                     130,000     Tenet Healthcare Corp.                  3,188,878        4,485,000      1.3
                                     200,000     Walsh International, Inc.               1,806,437        1,950,000      0.5
                                                                                      ------------     ------------    ------
                                                                                        46,903,648       60,709,581     17.3

                  Medical             80,000     Baxter International Inc.               3,772,048        4,455,000      1.3
                  Specialties        125,000     Becton Dickinson & Company              5,775,244        7,890,625      2.3
                                      50,000     Boston Scientific Corporation           2,543,131        2,537,500      0.7
                                     150,000     C.R. Bard, Inc.                         4,318,752        4,650,000      1.3
                                     240,000     Conceptus, Inc.                         2,694,124        1,080,000      0.3
                                     250,000     DePuy, Inc.                             6,029,341        6,781,250      1.9
                                     200,000     Guidant Corporation                     7,662,998       12,850,000      3.7
                                     100,000     Ilex Oncology Inc.                      1,200,000          950,000      0.3
                                      90,000     InControl, Inc.                         1,213,908          427,500      0.1
                                      70,000     Medtronic, Inc.                         1,348,116        3,574,375      1.0
                                      50,000     Ocular Sciences, Inc.                   1,297,500        1,331,250      0.4
                                     400,000     Optical Sensors, Incorporated           3,984,376        2,100,000      0.6
                                     235,000     ReSound Corporation                     1,525,147        1,204,375      0.3
                                      40,000     Sonus Pharmaceuticals, Inc.             1,163,438        1,330,000      0.4
                                     127,500     VISX, Incorporated                      3,144,063        2,709,375      0.8
                                                                                      ------------     ------------    ------
                                                                                        47,672,186       53,871,250     15.4

                  Pharmaceutical--   150,000     American Home Products Corporation     13,552,005       14,315,625      4.1
                  Consumer           135,000     Warner-Lambert Co.                     10,496,837       20,317,500      5.8
                                                                                      ------------     ------------    ------
                                                                                        24,048,842       34,633,125      9.9

                  Pharmaceutical--   200,000     Bristol-Myers Squibb Company           10,968,766       19,937,500      5.7
                  Diversified        150,000     Schering-Plough Corp.                   8,806,480       10,856,250      3.1
                                      57,000     Viropharma Inc.                         1,231,748        1,068,750      0.3
                                                                                      ------------     ------------    ------
                                                                                        21,006,994       31,862,500      9.1

                  Pharmaceutical--    40,000     ALZA Corp.                              1,466,868        1,425,000      0.4
                  Prescription        50,000     Forest Laboratories, Inc.               2,244,500        2,968,750      0.8
                                     260,000     Lilly (Eli) and Company                12,629,930       17,550,000      5.0
                                      30,000     Merck & Co., Inc.                       3,194,988        3,517,500      1.0
                                     260,000     Pfizer, Inc.                           13,605,618       21,303,750      6.1
                                     250,000     SangStat Medical Corporation            8,156,517        7,000,000      2.0
                                     280,000     Sepracor Inc.                           7,211,913        9,765,000      2.8
                                                                                      ------------     ------------    ------
                                                                                        48,510,334       63,530,000     18.1

                                                 Total Investments in
                                                 North America                         219,787,099      276,742,143     78.9

WESTERN
EUROPE

Denmark           Pharmaceutical--    40,000     Novo Nordisk A/S (Class B)              4,432,649        5,736,247      1.6
                  Prescription

                                                 Investments in Denmark                  4,432,649        5,736,247      1.6

Finland           Pharmaceutical--   140,000     Orion-yhtymae OY (Class B)              3,660,185        4,215,238      1.2
                  Diversified

                                                 Investments in Finland                  3,660,185        4,215,238      1.2

France            Pharmaceutical--    45,000     Synthelabo S.A.                         5,673,671        5,934,953      1.7
                  Diversified

                                                 Investments in France                   5,673,671        5,934,953      1.7

Germany           Medical             20,000     Fresenius AG (Preferred)                3,503,625        4,262,295      1.2
                  Specialties         75,000     Fresenius Medical Care AG (ADR)*        1,562,171        1,889,062      0.6

                                                 Investments in Germany                  5,065,796        6,151,357      1.8

Ireland           Pharmaceutical--    70,000     Elan Corporation PLC (ADR)*             3,328,763        3,635,625      1.0
                  Prescription

                                                 Investments in Ireland                  3,328,763        3,635,625      1.0

Switzerland       Pharmaceutical--    10,000     Novartis AG (Registered)               13,270,363       17,115,411      4.9
                  Consumer

                  Pharmaceutical--       600     Roche Holding AG                        5,586,318        6,226,492      1.8
                  Prescription

                                                 Investments in Switzerland             18,856,681       23,341,903      6.7

United Kingdom    Pharmaceutical--   350,000     SmithKline Beecham PLC                  3,997,984        4,461,366      1.3
                  Diversified

                  Pharmaceutical--    25,000     Glaxo Wellcome PLC                        507,558          671,248      0.2
                  Prescription       100,000     Zeneca Group PLC                        2,874,343        4,003,790      1.1
                                                                                      ------------     ------------    ------
                                                                                         3,381,901        4,675,038      1.3

                                                 Investments in the United Kingdom       7,379,885        9,136,404      2.6

                                                 Total Investments in Western Europe    48,397,630       58,151,727     16.6



Merrill Lynch Healthcare Fund, Inc., January 31, 1998

SCHEDULE OF INVESTMENTS (concluded)
SHORT-TERM                            Face                                                                         Percent of
SECURITIES                           Amount                 Investments                   Cost           Value     Net Assets
                  Commercial                     Atlantic Asset Securitization Corp.:
                  Paper**         $3,000,000        5.49% due 2/12/1998               $  2,994,510     $  2,994,510      0.9%
                                   5,000,000        5.48% due 2/17/1998                  4,987,061        4,987,061      1.4
                                   6,901,000     General Motors Acceptance Corp.,
                                                 5.63% due 2/02/1998                     6,898,842        6,898,842      2.0

                  US Government    5,000,000     Federal Home Loan Mortgage Corp.,
                  Agency                         5.33% due 2/04/1998                     4,997,039        4,997,039      1.4
                  Obligations**

                                                 Total Investments in
                                                 Short-Term Securities                  19,877,452       19,877,452      5.7

                  Total Investments                                                   $288,062,181      354,771,322    101.2
                                                                                      ============
                  Liabilities in Excess of Other Assets                                                  (4,085,081)    (1.2)
                                                                                                       ------------    ------
                  Net Assets                                                                           $350,686,241    100.0%
                                                                                                       ============    ======

                  Net Asset Value:    Class A--Based on net assets of $128,835,672
                                               and 24,651,314 shares outstanding                       $       5.23
                                                                                                       ============
                                      Class B--Based on net assets of $183,412,575
                                               and 41,640,336 shares outstanding                       $       4.40
                                                                                                       ============
                                      Class C--Based on net assets of $16,525,070
                                               and 3,747,400 shares outstanding                        $       4.41
                                                                                                       ============
                                      Class D--Based on net assets of $21,912,924
                                               and 4,358,369 shares outstanding                        $       5.03
                                                                                                       ============



                 *American Depositary Receipts (ADR).
                **Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Company.
               (a)Formerly Arris Pharmaceuticals Corp.
               (b)Formerly Healthcare Compare Corporation.
               (c)Genentech, Inc. merged with Roche Holding AG.

PORTFOLIO CHANGES


For the Quarter Ended January 31, 1998

Additions

 ALZA Corp.
 Baxter International Inc.
 Boston Scientific Corporation
*Fresenius AG
 Human Genome Sciences, Inc.
 Medaphis Corporation
 Merck & Co., Inc.
 ONYX Pharmaceuticals, Inc.


Deletions

 Bayer AG
 COR Therapeutics, Inc.
 Centocor, Inc.
 Cytogen Corporation
*Fresenius AG
 Genelabs Technologies, Inc.
 Heartstream, Inc.
 Hoechst AG
 Incentive AB (A Shares)
 Incentive AB (B Shares)
 Johnson & Johnson
 KeraVision, Inc.
 Medpartners, Inc.
 Pharmacyclics, Inc.
 Physio-Control International Corp.
 Scios Inc.
 Targeted Genetics Corporation
 Teva Pharmaceuticals Industries, Inc. (ADR)
 Warner Chilcott Laboratories (ADR)
 Zonagen, Inc.

[FN]
*Added and deleted in the same quarter.


PORTFOLIO INFORMATION

Worldwide
Investments
As of 1/31/98


Ten Largest Holdings              Percent of
Represented in the Portfolio      Net Assets

Pfizer, Inc.                         6.1%
Warner-Lambert Co.                   5.8
Bristol-Myers Squibb Company         5.7
Lilly (Eli) and Company              5.0
Novartis AG (Registered)             4.9
American Home Products
 Corporation                         4.1
Cardinal Health, Inc.                4.0
Guidant Corporation                  3.7
AmeriSource Health Corporation
 (Class A)                           3.5
Schering-Plough Corp                 3.1

Breakdown of Securities           Percent of
By Country                        Net Assets

United States*                      78.9%
Switzerland                          6.7
United Kingdom                       2.6
Germany                              1.8
France                               1.7
Denmark                              1.6
Finland                              1.2
Ireland                              1.0

[FN]
*Excludes short-term investments.

Industries Represented            Percent of
In the Portfolio                  Net Assets

Pharmaceutical--Prescription        23.8%
Health Care Cost Containment        17.3
Medical Specialties                 17.2
Pharmaceutical--Consumer            14.8
Pharmaceutical--Diversified         13.3
Biotechnology                        6.8
Diagnostics                          2.3